Description of Business	12 Months Ended
Mar. 31, 2018
Disclosure Of Business Description [Abstract]
Description of Business
1.	Description of business

Canopy Growth Corporation is a publicly traded corporation, incorporated in Canada, with its head office located at 1 Hershey Drive, Smiths Falls, Ontario with its common shares listed on the TSX, under the trading symbol “WEED” and as of May 24, 2018 on the NYSE, under the trading symbol “CGC”. References in these consolidated financial statements to “Canopy Growth” or “the Company” refer to Canopy Growth Corporation and its direct and indirect subsidiaries.

The principal activities of the Company are the growing, possession and sale of cannabis as regulated by the Access to Cannabis for Medical Purposes Regulations (“ACMPR”) in Canada. The Company is also expanding to jurisdictions outside of Canada where federally lawful and regulated including subsidiaries which operate in Europe, Latin America and the Caribbean. Through its subsidiary Canopy Rivers Corporation (“Canopy Rivers”), the Company also provides growth capital and a strategic support platform that pursues investment opportunities in the global cannabis sector, where federally lawful.